CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001
Preferred stock authorized	10,000,000
Preferred stock issued	0
Preferred stock outstanding	0
Foresight Acquisition Corp
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock authorized			1,000,000	1,000,000
Preferred stock issued			0	0
Preferred stock outstanding			0	0
Class A common
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	41,578,890	41,578,890
Common stock shares outstanding	41,578,890	41,578,890
Class A common | Foresight Acquisition Corp
Temporary equity shares outstanding			31,625,000	0
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Common stock shares authorized			200,000,000	200,000,000
Common stock shares issued			832,500	7,906,250
Common stock shares outstanding			832,500	7,906,250
Class A Common Stock subject to possible redemption | Foresight Acquisition Corp
Temporary equity shares outstanding			31,625,000	0
Class A common stock not subject to possible redemption | Foresight Acquisition Corp
Common stock shares issued			8,738,750	8,738,750
Common stock shares outstanding			8,738,750	8,738,750
Common Class B | Foresight Acquisition Corp
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Common stock shares authorized			20,000,000	20,000,000
Common stock shares issued			7,906,250	7,906,250
Common stock shares outstanding			7,906,250	7,906,250